UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22584
Guggenheim Equal Weight Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Amy J. Lee 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31
Date of reporting period: January 1, 2013 - March 28, 2013

Item 1.    Schedule of Investments.
Attached hereto.

GEQ Guggenheim Equal Weight Enhanced Equity Income Fund
Portfolio of Investments
March 28, 2013 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 108.4%
	Basic Materials - 5.2%
4,219	Air Products & Chemicals, Inc.(a)	$ 367,559
3,678	Airgas, Inc.(a)	364,710
44,273	Alcoa, Inc.(a)	377,206
11,590	Allegheny Technologies, Inc.(a)	367,519
1,815	CF Industries Holdings, Inc.(a)	345,522
15,298	Cliffs Natural Resources, Inc.(a)	290,815
11,469	Dow Chemical Co.(a)	365,173
5,213	Eastman Chemical Co.(a)	364,232
4,811	Ecolab, Inc.(a)	385,746
7,647	EI du Pont de Nemours & Co.(a)	375,927
6,178	FMC Corp.(a)	352,331
11,294	Freeport-McMoRan Copper & Gold, Inc.(a)	373,831
5,087	International Flavors & Fragrances, Inc.(a)	390,020
8,103	International Paper Co.(a)	377,438
5,935	LyondellBasell Industries NV, Class A (Netherlands)	375,626
10,436	MeadWestvaco Corp.(a)	378,827
3,636	Monsanto Co.(a)	384,071
6,241	Mosaic Co.(a)	372,026
9,678	Newmont Mining Corp.(a)	405,412
7,887	Nucor Corp.(a)	363,985
2,736	PPG Industries, Inc.(a)	366,460
3,308	Praxair, Inc.(a)	368,974
2,266	Sherwin-Williams Co.(a)	382,705
4,768	Sigma-Aldrich Corp.(a)	370,378
17,958	United States Steel Corp.(a)	350,181
		9,216,674

	Communications - 8.8%
1,370	Amazon.com, Inc.(a) (b)	365,091
10,248	AT&T, Inc.(a)	375,999
26,924	Cablevision Systems Corp., Class A(a)	402,783
8,171	CBS Corp., Class B(a)	381,504
10,930	CenturyLink, Inc.(a)	383,971
17,480	Cisco Systems, Inc.(a)	365,507
9,167	Comcast Corp., Class A(a)	385,106
29,572	Corning, Inc.(a)	394,195
5,346	Crown Castle International Corp.(a) (b)	372,295
7,506	DIRECTTV(a) (b)	424,914
4,824	Discovery Communications, Inc., Class A(a) (b)	379,842
7,074	eBay, Inc.(a) (b)	383,552
5,807	Expedia, Inc.(a)	348,478
3,997	F5 Networks, Inc.(a) (b)	356,053
92,347	Frontier Communications Corp.(a)	367,541
17,410	Gannett Co., Inc.(a)	380,757
453	Google, Inc., Class A(a) (b)	359,696
8,274	Harris Corp.(a)	383,417
28,691	Interpublic Group of Cos., Inc.(a)	373,844
24,280	JDS Uniphase Corp.(a) (b)	324,624
18,249	Juniper Networks, Inc.(a) (b)	338,336
7,902	McGraw-Hill Cos., Inc.(a)	411,536
34,768	MetroPCS Communications, Inc.(a) (b)	378,971
6,115	Motorola Solutions, Inc.(a)	391,543
2,035	Netflix, Inc.(a) (b)	385,449
12,294	News Corp., Class A(a)	375,213
6,424	Omnicom Group, Inc.(a)	378,373
521	priceline.com, Inc.(a) (b)	358,412
5,864	Scripps Networks Interactive, Inc., Class A(a)	377,290
63,922	Sprint Nextel Corp.(a) (b)	396,956
15,297	Symantec Corp.(a) (b)	377,530
4,187	Time Warner Cable, Inc.(a)	402,203
6,542	Time Warner, Inc.(a)	376,950
7,365	TripAdvisor, Inc.(a) (b)	386,810
8,034	VeriSign, Inc.(a) (b)	379,848
7,837	Verizon Communications, Inc.(a)	385,189
6,070	Viacom, Inc., Class B(a)	373,730
6,549	Walt Disney Co.(a)	371,983
925	Washington Post Co., Class B(a)	413,475
43,907	Windstream Corp.(a)	349,061
16,414	Yahoo!, Inc.(a) (b)	386,221
		15,504,248

	Consumer, Cyclical - 14.5%
7,852	Abercrombie & Fitch Co., Class A(a)	362,762
8,587	AutoNation, Inc.(a) (b)	375,681
975	AutoZone, Inc.(a) (b)	386,851
6,365	Bed Bath & Beyond, Inc.(a) (b)	410,033
18,635	Best Buy Co., Inc.(a)	412,765
4,728	BorgWarner, Inc.(a) (b)	365,664
9,168	CarMax, Inc.(a) (b)	382,306
10,559	Carnival Corp. (Panama)(a)	362,174
1,167	Chipotle Mexican Grill, Inc.(a) (b)	380,290
8,554	Cintas Corp.(a)	377,488
7,681	Coach, Inc.(a)	383,973
3,648	Costco Wholesale Corp.(a)	387,089
7,190	CVS Caremark Corp.(a)	395,378
7,942	Darden Restaurants, Inc.(a)	410,443
8,740	Delphi Automotive PLC (Jersey)	388,056
7,865	Dollar General Corp.(b)	397,812
8,346	Dollar Tree, Inc.(a) (b)	404,197
15,844	DR Horton, Inc.(a)	385,010
6,395	Family Dollar Stores, Inc.(a)	377,625
7,345	Fastenal Co.(a)	377,166
29,366	Ford Motor Co.(a)	386,163
3,635	Fossil, Inc.(b)	351,141
15,235	GameStop Corp., Class A(a)	426,123
10,374	Gap, Inc.(a)	367,240
5,083	Genuine Parts Co.(a)	396,474
28,736	Goodyear Tire & Rubber Co.(a) (b)	362,361
6,856	Harley-Davidson, Inc.(a)	365,425
8,631	Harman International Industries, Inc.(a)	385,201
9,021	Hasbro, Inc.(a)	396,383
5,277	Home Depot, Inc.(a)	368,229
22,375	International Game Technology(a)	369,188
25,098	JC Penney Co., Inc.(a)	379,231
11,142	Johnson Controls, Inc.(a)	390,749
8,055	Kohl's Corp.(a)	371,577
9,009	Lennar Corp., Class A(a)	373,693
8,299	L Brands, Inc.(a)	370,633
9,562	Lowe's Cos., Inc.(a)	362,591
9,021	Macy's, Inc.(a)	377,439
9,329	Marriott International, Inc., Class A(a)	393,964
9,162	Mattel, Inc.(a)	401,204
3,807	McDonald's Corp.(a)	379,520
15,070	Newell Rubbermaid, Inc.(a)	393,327
6,872	NIKE, Inc., Class B(a)	405,516
6,913	Nordstrom, Inc.(a)	381,805
3,589	O'Reilly Automotive, Inc.(a) (b)	368,052
7,449	PACCAR, Inc.(a)	376,621
5,952	PetSmart, Inc.	369,619
18,552	Pulte Group, Inc.(a) (b)	375,492
3,048	PVH Corp.	325,557
2,118	Ralph Lauren Corp., Class A(a)	358,599
6,729	Ross Stores, Inc.(a)	407,912
30,657	Southwest Airlines Co.(a)	413,256
29,001	Staples, Inc.(a)	389,483
6,406	Starbucks Corp.(a)	364,886
6,008	Starwood Hotels & Resorts Worldwide, Inc.(a)	382,890
5,664	Target Corp.(a)	387,701
5,350	Tiffany & Co.(a)	372,039
8,368	TJX Cos., Inc.(a)	391,204
9,098	Urban Outfitters, Inc.(a) (b)	352,457
2,308	VF Corp.(a)	387,167
9,248	Walgreen Co.(a)	440,944
5,147	Wal-Mart Stores, Inc.(a)	385,150
3,193	Whirlpool Corp.(a)	378,243
1,627	WW Grainger, Inc.(a)	366,042
5,916	Wyndham Worldwide Corp.(a)	381,464
3,202	Wynn Resorts Ltd.(a)	400,762
5,549	Yum! Brands, Inc.(a)	399,195
		25,652,675

	Consumer, Non-cyclical - 22.4%
10,838	Abbott Laboratories(a)	382,798
10,065	AbbVie, Inc.(a)	410,450
4,292	Actavis, Inc.(a) (b)	395,336
7,850	ADT Corp.(a)	384,179
7,440	Aetna, Inc.(a)	380,333
4,127	Alexion Pharmaceuticals, Inc.(b)	380,262
3,433	Allergan, Inc.(a)	383,226
11,187	Altria Group, Inc.(a)	384,721
7,752	AmerisourceBergen Corp.(a)	398,840
4,042	Amgen, Inc.(a)	414,345
22,149	Apollo Group, Inc., Class A(a) (b)	385,171
11,693	Archer-Daniels-Midland Co.(a)	394,404
5,933	Automatic Data Processing, Inc.(a)	385,764
8,915	Avery Dennison Corp.(a)	383,969
19,020	Avon Products, Inc.(a)	394,285
5,378	Baxter International, Inc.(a)	390,658
6,211	Beam, Inc.(a)	394,647
4,230	Becton Dickinson and Co.(a)	404,430
2,180	Biogen Idec, Inc.(a) (b)	420,544
50,180	Boston Scientific Corp.(a) (b)	391,906
10,050	Bristol-Myers Squibb Co.(a)	413,959
5,687	Brown-Forman Corp., Class B(a)	406,051
9,083	Campbell Soup Co.(a)	412,005
8,122	Cardinal Health, Inc.(a)	338,038
11,232	CareFusion Corp.(a) (b)	393,008
3,375	Celgene Corp.(a) (b)	391,196
6,299	Cigna Corp.(a)	392,869
4,463	Clorox Co.(a)	395,110
9,582	Coca-Cola Co.(a)	387,496
10,481	Coca-Cola Enterprises, Inc.(a)	386,959
3,247	Colgate-Palmolive Co.(a)	383,243
10,810	ConAgra Foods, Inc.(a)	387,106
8,543	Constellation Brands, Inc., Class A(a) (b)	406,988
8,034	Coventry Health Care, Inc.(a)	377,839
5,767	Covidien PLC (Ireland)(a)	391,233
3,734	CR Bard, Inc.(a)	376,313
3,167	DaVita HealthCare Partners, Inc.(a) (b)	375,575
21,080	Dean Foods Co.(a) (b)	382,180
8,978	DENTSPLY International, Inc.(a)	380,847
8,621	Dr Pepper Snapple Group, Inc.(a)	404,756
4,163	Edwards Lifesciences Corp.(a) (b)	342,032
6,814	Eli Lilly & Co.(a)	386,967
6,654	Equifax, Inc.(a)	383,204
5,721	Estee Lauder Cos., Inc., Class A(a)	366,316
6,391	Express Scripts Holding Co.(a) (b)	368,441
10,126	Forest Laboratories, Inc.(a) (b)	385,193
8,184	General Mills, Inc.(a)	403,553
8,273	Gilead Sciences, Inc.(a) (b)	404,798
13,777	H&R Block, Inc.(a)	405,319
4,458	Hershey Co.(a)	390,209
5,183	HJ Heinz Co.(a)	374,575
9,750	Hormel Foods Corp.(a)	402,870
12,745	Hospira, Inc.(a) (b)	418,417
5,525	Humana, Inc.(a)	381,833
746	Intuitive Surgical, Inc.(a) (b)	366,428
10,776	Iron Mountain, Inc.(a)	391,277
3,866	JM Smucker Co.(a)	383,353
4,807	Johnson & Johnson(a)	391,915
6,138	Kellogg Co.(a)	395,471
3,990	Kimberly-Clark Corp.(a)	390,940
7,560	Kraft Foods Group, Inc.(a)	389,567
12,057	Kroger Co.(a)	399,569
4,202	Laboratory Corp. of America Holdings(a) (b)	379,020
6,225	Life Technologies Corp.(a) (b)	402,322
9,733	Lorillard, Inc.(a)	392,727
710	MasterCard, Inc., Class A(a)	384,202
5,367	McCormick & Co., Inc.(a)	394,743
3,437	McKesson Corp.(a)	371,059
5,016	Mead Johnson Nutrition Co.(a)	388,489
8,242	Medtronic, Inc.(a)	387,044
8,830	Merck & Co., Inc.(a)	390,551
7,934	Molson Coors Brewing Co., Class B(a)	388,211
13,151	Mondelez International, Inc., Class A(a)	402,552
7,940	Monster Beverage Corp.(b)	379,056
7,376	Moody's Corp.(a)	393,288
12,288	Mylan, Inc.(a) (b)	355,615
10,199	Patterson Cos., Inc.(a)	387,970
11,058	Paychex, Inc.(a)	387,804
4,869	PepsiCo, Inc.(a)	385,187
3,249	Perrigo Co.	385,754
13,514	Pfizer, Inc.(a)	390,014
4,125	Philip Morris International, Inc.(a)	382,429
4,869	Procter & Gamble Co.(a)	375,205
12,814	Quanta Services, Inc.(a) (b)	366,224
6,718	Quest Diagnostics, Inc.(a)	379,231
8,800	Reynolds American, Inc.(a)	391,512
10,334	Robert Half International, Inc.(a)	387,835
15,927	Safeway, Inc.(a)	419,676
30,807	SAIC, Inc.(a)	417,435
8,984	St Jude Medical, Inc.(a)	363,313
5,719	Stryker Corp.(a)	373,108
11,296	Sysco Corp.(a)	397,280
8,701	Tenet Healthcare Corp.(a) (b)	413,994
15,498	Total System Services, Inc.(a)	384,040
15,660	Tyson Foods, Inc., Class A(a)	388,681
6,985	UnitedHealth Group, Inc.(a)	399,612
5,098	Varian Medical Systems, Inc.(a) (b)	367,056
5,963	WellPoint, Inc.(a)	394,929
25,692	Western Union Co.(a)	386,408
4,422	Whole Foods Market, Inc.(a)	383,609
4,986	Zimmer Holdings, Inc.(a)	375,047
		39,257,518

	Diversified - 0.2%
14,189	Leucadia National Corp.(a)	389,204

	Energy - 9.5%
4,523	Anadarko Petroleum Corp.(a)	395,536
4,969	Apache Corp.(a)	383,408
8,156	Baker Hughes, Inc.(a)	378,520
5,818	Cabot Oil & Gas Corp., Class A(a)	393,355
5,764	Cameron International Corp.(a) (b)	375,813
17,620	Chesapeake Energy Corp.(a)	359,624
3,170	Chevron Corp.(a)	376,659
6,437	ConocoPhillips(a)	386,864
11,702	CONSOL Energy, Inc.(a)	393,772
20,428	Denbury Resources, Inc.(a) (b)	380,982
6,683	Devon Energy Corp.(a)	377,055
5,559	Diamond Offshore Drilling, Inc.(a)	386,684
6,514	Ensco PLC, Class A (United Kingdom)	390,840
2,920	EOG Resources, Inc.(a)	373,964
5,760	EQT Corp.(a)	390,240
4,225	Exxon Mobil Corp.(a)	380,715
7,345	FMC Technologies, Inc.(a) (b)	399,494
8,932	Halliburton Co.(a)	360,942
5,870	Helmerich & Payne, Inc.(a)	356,309
5,410	Hess Corp.(a)	387,410
10,058	Kinder Morgan, Inc.	389,043
11,352	Marathon Oil Corp.(a)	382,789
4,223	Marathon Petroleum Corp.(a)	378,381
6,034	Murphy Oil Corp.(a)	384,547
22,655	Nabors Industries Ltd. (Bermuda)(a)	367,464
5,528	National Oilwell Varco, Inc.(a)	391,106
15,846	Newfield Exploration Co.(a) (b)	355,267
10,484	Noble Corp. (Switzerland)(a)	399,966
3,341	Noble Energy, Inc.(a)	386,420
4,561	Occidental Petroleum Corp.(a)	357,446
8,383	ONEOK, Inc.(a)	399,618
17,084	Peabody Energy Corp.(a)	361,327
5,692	Phillips 66(a)	398,269
2,945	Pioneer Natural Resources Co.(a)	365,916
12,031	QEP Resources, Inc.(a)	383,067
4,768	Range Resources Corp.(a)	386,399
11,101	Rowan Companies PLC, Class A (United Kingdom)(a) (b)	392,531
4,820	Schlumberger Ltd. (Curacao)(a)	360,970
9,996	Southwestern Energy Co.(a) (b)	372,451
12,864	Spectra Energy Corp.(a)	395,568
6,437	Tesoro Corp.(a)	376,886
8,261	Valero Energy Corp.(a)	375,793
10,828	Williams Cos., Inc.(a)	405,617
23,130	WPX Energy, Inc.(a) (b)	370,543
		16,765,570

	Financial - 17.1%
4,320	ACE Ltd. (Switzerland)(a)	384,350
7,554	Aflac, Inc.(a)	392,959
7,927	Allstate Corp.(a)	388,978
5,809	American Express Co.(a)	391,875
9,496	American International Group, Inc.(a) (b)	368,635
4,873	American Tower Corp., REIT(a)	374,831
5,213	Ameriprise Financial, Inc.(a)	383,937
6,243	AON PLC (United Kingdom)(a)	383,945
12,360	Apartment Investment & Management Co., Class A, REIT(a)	378,958
8,774	Assurant, Inc.(a)	394,918
3,029	AvalonBay Communities, Inc., REIT(a)	383,683
31,140	Bank of America Corp.(a)	379,285
13,179	Bank of New York Mellon Corp.(a)	368,880
11,969	BB&T Corp.(a)	375,707
3,627	Berkshire Hathaway, Inc., Class B(a) (b)	377,933
1,515	BlackRock, Inc.(a)	389,173
3,653	Boston Properties, Inc., REIT(a)	369,172
6,935	Capital One Financial Corp.(a)	381,078
15,254	CBRE Group, Inc., Class A(a) (b)	385,164
21,283	Charles Schwab Corp.(a)	376,496
4,384	Chubb Corp.(a)	383,732
8,113	Cincinnati Financial Corp.(a)	382,852
8,051	Citigroup, Inc.(a)	356,176
6,029	CME Group, Inc.(a)	370,120
10,357	Comerica, Inc.(a)	372,334
9,084	Discover Financial Services(a)	407,328
33,261	E*TRADE Financial Corp.(a) (b)	356,225
6,842	Equity Residential, REIT(a)	376,721
23,287	Fifth Third Bancorp(a)	379,811
33,739	First Horizon National Corp.(a)	360,333
2,560	Franklin Resources, Inc.(a)	386,074
38,196	Genworth Financial, Inc., Class A(a) (b)	381,960
2,456	Goldman Sachs Group, Inc.(a)	361,400
14,980	Hartford Financial Services Group, Inc.(a)	386,484
7,744	HCP, Inc., REIT(a)	386,116
5,752	Health Care REIT, Inc., REIT(a)	390,618
22,200	Host Hotels & Resorts, Inc., REIT(a)	388,278
43,203	Hudson City Bancorp, Inc.(a)	373,274
51,067	Huntington Bancshares, Inc.(a)	377,385
2,370	IntercontinentalExchange, Inc.(a) (b)	386,476
13,371	Invesco Ltd. (Bermuda)(a)	387,224
7,487	JPMorgan Chase & Co.(a)	355,333
38,119	KeyCorp(a)	379,665
17,030	Kimco Realty Corp., REIT(a)	381,472
12,624	Legg Mason, Inc.(a)	405,862
11,390	Lincoln National Corp.(a)	371,428
8,706	Loews Corp.(a)	383,673
3,692	M&T Bank Corp.(a)	380,867
10,163	Marsh & McLennan Cos., Inc.(a)	385,889
9,629	MetLife, Inc.(a)	366,095
16,563	Morgan Stanley(a)	364,055
11,738	NASDAQ OMX Group, Inc.(a)	379,137
6,842	Northern Trust Corp.(a)	373,300
10,007	NYSE Euronext(a)	386,670
28,281	People's United Financial, Inc.(a)	380,097
7,704	Plum Creek Timber Co., Inc., REIT(a)	402,149
5,781	PNC Financial Services Group, Inc.(a)	384,437
11,382	Principal Financial Group, Inc.(a)	387,329
15,132	Progressive Corp.(a)	382,386
9,686	ProLogis, Inc., REIT(a)	387,246
6,307	Prudential Financial, Inc.(a)	372,050
2,498	Public Storage, REIT(a)	380,495
46,117	Regions Financial Corp.(a)	377,698
2,349	Simon Property Group, Inc., REIT(a)	372,457
19,825	SLM Corp.(a)	406,016
6,348	State Street Corp.(a)	375,103
12,805	SunTrust Banks, Inc.(a)	368,912
4,999	T Rowe Price Group, Inc.(a)	374,275
6,442	Torchmark Corp.(a)	385,232
4,602	Travelers Cos., Inc.(a)	387,442
14,376	Unum Group(a)	406,121
11,112	US Bancorp(a)	377,030
5,343	Ventas, Inc., REIT(a)	391,108
2,340	Visa, Inc., Class A(a)	397,426
4,461	Vornado Realty Trust, REIT(a)	373,118
10,413	Wells Fargo & Co.(a)	385,178
12,591	Weyerhaeuser Co., REIT(a)	395,106
12,839	XL Group PLC (Ireland)(a)	389,022
14,856	Zions Bancorporation(a)	371,251
		30,103,008

	Industrial - 13.5%
3,556	3M Co.(a)	378,038
8,735	Agilent Technologies, Inc.(a)	366,608
5,132	Amphenol Corp., Class A(a)	383,104
8,480	Ball Corp.(a)	403,478
9,785	Bemis Co., Inc.(a)	394,923
4,627	Boeing Co.(a)	397,228
4,153	Caterpillar, Inc.(a)	361,186
6,594	CH Robinson Worldwide, Inc.(a)	392,079
16,348	CSX Corp.(a)	402,652
3,142	Cummins, Inc.(a)	363,875
6,068	Danaher Corp.(a)	377,126
4,136	Deere & Co.(a)	355,613
5,097	Dover Corp.(a)	371,469
5,933	Eaton Corp. PLC (Ireland)(a)	363,396
6,561	Emerson Electric Co.(a)	366,563
9,818	Expeditors International of Washington, Inc.(a)	350,601
3,486	FedEx Corp.(a)	342,325
14,155	FLIR Systems, Inc.(a)	368,172
2,281	Flowserve Corp.(a)	382,547
5,845	Fluor Corp.(a)	387,699
10,554	Garmin Ltd. (Switzerland)	348,704
5,470	General Dynamics Corp.(a)	385,690
15,812	General Electric Co.(a)	365,573
5,100	Honeywell International, Inc.(a)	384,284
6,019	Illinois Tool Works, Inc.(a)	366,798
6,921	Ingersoll-Rand PLC (Ireland)(a)	380,725
20,117	Jabil Circuit, Inc.(a)	371,762
7,254	Jacobs Engineering Group, Inc.(a) (b)	407,965
5,979	Joy Global, Inc.(a)	355,870
4,872	L-3 Communications Holdings, Inc.(a)	394,242
11,787	Leggett & Platt, Inc.(a)	398,166
4,176	Lockheed Martin Corp.(a)	403,067
18,849	Masco Corp.(a)	381,692
13,315	Molex, Inc.(a)	389,863
5,027	Norfolk Southern Corp.(a)	387,481
5,698	Northrop Grumman Corp.(a)	399,715
14,387	Owens-Illinois, Inc.(a) (b)	383,414
5,463	Pall Corp.(a)	373,505
3,837	Parker Hannifin Corp.(a)	351,392
7,271	Pentair Ltd. (Switzerland)(a)	383,546
10,569	PerkinElmer, Inc.(a)	355,541
1,971	Precision Castparts Corp.(a)	373,741
6,709	Raytheon Co.(a)	394,422
12,009	Republic Services, Inc.(a)	396,297
4,149	Rockwell Automation, Inc.(a)	358,266
6,166	Rockwell Collins, Inc.(a)	389,198
3,049	Roper Industries, Inc.(a)	388,168
6,520	Ryder System, Inc.(a)	389,570
16,705	Sealed Air Corp.(a)	402,758
4,682	Snap-On, Inc.(a)	387,202
4,760	Stanley Black & Decker, Inc.(a)	385,417
3,817	Stericycle, Inc.(a) (b)	405,288
8,990	TE Connectivity Ltd. (Switzerland)(a)	376,951
12,364	Textron, Inc.(a)	368,571
4,879	Thermo Fisher Scientific, Inc.(a)	373,195
11,715	Tyco International Ltd. (Switzerland)(a)	374,880
2,710	Union Pacific Corp.(a)	385,931
4,452	United Parcel Service, Inc., Class B(a)	382,427
4,082	United Technologies Corp.(a)	381,381
7,013	Vulcan Materials Co.(a)	362,572
10,180	Waste Management, Inc.(a)	399,158
3,978	Waters Corp.(a) (b)	373,574
13,221	Xylem, Inc.	364,371
		23,891,015

	Technology - 10.6%
4,798	Accenture PLC, Class A (Ireland)(a)	364,504
9,056	Adobe Systems, Inc.(a) (b)	394,027
149,910	Advanced Micro Devices, Inc.(a) (b)	382,271
10,094	Akamai Technologies, Inc.(a) (b)	356,217
10,663	Altera Corp.(a)	378,217
8,162	Analog Devices, Inc.(a)	379,451
870	Apple, Inc.(a)	385,088
27,759	Applied Materials, Inc.(a)	374,191
9,454	Autodesk, Inc.(a) (b)	389,883
8,759	BMC Software, Inc.(a) (b)	405,804
11,219	Broadcom Corp., Class A(a)	388,963
14,985	CA, Inc.(a)	377,172
4,072	Cerner Corp.(a) (b)	385,822
5,056	Citrix Systems, Inc.(a) (b)	364,841
4,668	Cognizant Technology Solutions Corp., Class A(a) (b)	357,615
7,612	Computer Sciences Corp.(a)	374,739
27,102	Dell, Inc.(a)	388,372
4,700	Dun & Bradstreet Corp.(a)	393,155
20,228	Electronic Arts, Inc.(a) (b)	358,036
15,692	EMC Corp.(a) (b)	374,882
9,915	Fidelity National Information Services, Inc.(a)	392,832
14,497	First Solar, Inc.(a) (b)	390,838
4,530	Fiserv, Inc.(a) (b)	397,870
18,175	Hewlett-Packard Co.(a)	433,292
17,654	Intel Corp.(a)	385,740
1,787	International Business Machines Corp.(a)	381,167
5,548	Intuit, Inc.(a)	364,226
6,858	KLA-Tencor Corp.(a)	361,691
8,765	Lam Research Corp.(a) (b)	363,397
9,783	Linear Technology Corp.(a)	375,374
54,315	LSI Corp.(a) (b)	368,256
10,199	Microchip Technology, Inc.(a)	374,915
41,414	Micron Technology, Inc.(a) (b)	413,311
13,424	Microsoft Corp.(a)	384,061
10,986	NetApp, Inc.(a) (b)	375,282
29,319	NVIDIA Corp.(a)	375,870
10,547	Oracle Corp.(a)	341,090
26,924	Pitney Bowes, Inc.(a)	400,091
5,640	QUALCOMM, Inc.(a)	377,598
7,092	Red Hat, Inc.(a) (b)	358,572
2,022	Salesforce.com, Inc.(a) (b)	361,594
7,248	SanDisk Corp.(a) (b)	398,640
11,709	Seagate Technology PLC (Ireland)	428,081
6,367	Teradata Corp.(a) (b)	372,533
22,031	Teradyne, Inc.(a) (b)	357,343
10,650	Texas Instruments, Inc.(a)	377,862
7,885	Western Digital Corp.(a)	396,458
43,152	Xerox Corp.(a)	371,107
9,795	Xilinx, Inc.(a)	373,875
		18,626,216

	Utilities - 6.6%
30,926	AES Corp.(a)	388,740
9,220	AGL Resources, Inc.(a)	386,779
11,090	Ameren Corp.(a)	388,372
7,980	American Electric Power Co., Inc.(a)	388,067
17,488	CenterPoint Energy, Inc.(a)	419,013
14,073	CMS Energy Corp.(a)	393,200
6,376	Consolidated Edison, Inc.(a)	389,127
6,728	Dominion Resources, Inc.(a)	391,435
5,640	DTE Energy Co.(a)	385,438
5,397	Duke Energy Corp.(a)	391,768
7,410	Edison International(a)	372,871
5,925	Entergy Corp.(a)	374,697
11,798	Exelon Corp.(a)	406,795
9,190	FirstEnergy Corp.(a)	387,818
6,829	Integrys Energy Group, Inc.(a)	397,175
5,068	NextEra Energy, Inc.(a)	393,682
13,286	NiSource, Inc.(a)	389,811
8,904	Northeast Utilities(a)	386,968
15,107	NRG Energy, Inc.(a)	400,184
18,666	Pepco Holdings, Inc.(a)	399,452
8,786	PG&E Corp.(a)	391,241
6,589	Pinnacle West Capital Corp.(a)	381,437
12,266	PPL Corp.(a)	384,048
11,497	Public Service Enterprise Group, Inc.(a)	394,807
7,723	SCANA Corp.(a)	395,109
4,879	Sempra Energy(a)	390,027
8,293	Southern Co.(a)	389,108
21,700	TECO Energy, Inc.(a)	386,694
9,081	Wisconsin Energy Corp.(a)	389,484
12,974	Xcel Energy, Inc.(a)	385,328
		11,718,675

	Total Common Stocks - 108.4%
	(Cost $158,989,225)	191,124,803

	Short-Term Investments - 1.1%
	Money Market Fund - 1.1%
1,963,809	Dreyfus Treasury Prime Cash Management Institutional Shares	1,963,809
	(Cost $1,963,809)

	Total Investments - 109.5%
	(Cost $160,953,034)	193,088,612
	Other Assets in excess of Liabilities - 1.9%	3,393,030
	Total Value of Options Written - (1.2%) (Premiums received $2,326,705)	(2,116,004)

	Borrowings - (10.2% of Net Assets or 9.3% of Total Investments)	(18,000,000)
	Net Assets - 100.0%	$ 176,365,638

Contracts
(100 shares		Expiration	Exercise
per contract)	Options Written - (1.2%) (b)	Month	Price	Value
	Call Options Written - (1.2%)
1,855	Consumer Discretionary Select Sector SPDR Fund	April 2013	$ 53.00	$ (113,155)
5,325	Financial Select Sector SPDR Fund	April 2013	18.00	(197,025)
1,416	iShares Dow Jones U.S. Real Estate Index Fund	April 2013	69.00	(130,980)
35	NASDAQ 100 Index	April 2013	2,825.00	(97,300)
281	ProShares Ultra Dow 30	April 2013	90.00	(18,265)
1,284	ProShares Ultra S&P 500	April 2013	74.00	(127,116)
725	Russell 2000 Index	April 2013	950.00	(891,750)
3,379	SPDR Dow Jones Industrial Average ETF	April 2013	146.00	(353,106)
700	SPDR S&P 500 ETF Trust	April 2013	156.00	(146,650)
695	SPDR S&P Retail ETF	April 2013	71.00	(40,657)
	Total Value of Call Options Written			$(2,116,004)
	Premiums received ($2,326,705)

NV - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a) All or a portion of these securities have been physically segregated in connection with borrowings. As of March 28, 2013, the total amount segregated was $157,794,914.

(b) Non-income producing security.

Securities are classified by sectors that represent broad groupings of industries.

See previously submitted notes to financial statements for the period ended December 31, 2012.

Country Allocation*
United States	95.8%
Ireland	1.2%
Switzerland	1.2%
United Kingdom	0.6%
Bermuda	0.4%
Jersey	0.2%
Netherlands	0.2%
Panama	0.2%
Curacao	0.2%

*Subject to change daily. Based on common stocks.

At March 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$161,141,347	$ 37,265,635	$ (5,318,370)	$ 31,947,265

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and ask prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Preferred stocks are valued at their sales price as of the close of the exchange on which they are traded. Preferred stocks for which the last price is not available are valued at the mean between the last available bid and ask prices on that day. Equity index options are valued at the mean between the last available bid and ask prices on the primary exchange on which they are traded. Exchange-traded options are valued at the mean of the best bid and ask prices at the close on those exchanges on which they are traded. The Fund values money market funds at net asset value. Short-term securities with remaining maturities of 60 days or less, at the time of purchase, are valued at amortized cost, which approximated market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed.  The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices.  On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. Money market funds are valued at net asset value. The fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 2 or Level 3 securities at March 28, 2013.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of March 28, 2013:

Description
(value in $000s)	Level 1	Level 2	Level 3	Total
Common Stocks	$191,125	$-	$-	$191,125
Money Market Fund	1,964	-	-	1,964
Total	$193,089	$-	$-	$193,089
Liabilities:
Call Options Written	$2,116	$-	$-	$2,116
Total	$2,116	$-	$-	$2,116

During the three months ended March 28, 2013, there were no transfers between levels.

Item 2.         Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.       Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Equal Weight Enhanced Equity Income Fund

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:       May 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:       May 16, 2013

By:          /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:       May 16, 2013